Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option activity
The following table summarizes stock option activity as of and for the three months ended March 31, 2013:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(shares and dollars in thousands)
Outstanding as of December 31, 2012	3,723	$8.12
Granted	2,301	6.08
Forfeited and expired	(165)	7.49
Outstanding as of March 31, 2013	5,859	7.34	7.8	$—
Vested and expected to vest as of March 31, 2013	5,667	$7.36	7.7	$—
Exercisable as of March 31, 2013	2,033	$8.58	4.5	$—

Summary of the status of stock options by exercise price range
The following table summarizes the status of the Company’s stock options as of March 31, 2013:

						Stock Options
Stock Options Outstanding						Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average		Average
Range of			Number	Contractual	Exercise	Number	Exercise
Exercise Prices			Outstanding	Life	Price	Exercisable	Price
			(in thousands)			(in thousands)
$6.08	to	$6.08	2,302	9.9	$6.08	—	$—
6.31	to	6.98	104	4.1	6.89	104	6.89
7.02	to	7.32	324	4.2	7.27	324	7.27
7.51	to	7.51	1,975	8.9	7.51	553	7.51
7.64	to	8.96	196	6.2	8.34	94	8.21
9.01	to	9.24	247	1.6	9.03	247	9.03
9.48	to	9.89	292	2.6	9.51	292	9.51
10.36	to	11.82	419	2.3	10.60	419	10.60
$6.08	to	$11.82	5,859	7.8	$7.34	2,033	$8.58

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock options granted during the three months ended March 31, 2013 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Three Months Ended
March 31, 2013
Dividend yield	3.29%
Expected volatility	31.20%
Risk-free interest rate	0.88%
Expected life	5 years

Restricted stock unit activity
The following table summarizes restricted stock unit activity as of and for the three months ended March 31, 2013:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding as of December 31, 2012	2,981	$7.90
Granted	2,148	6.08
Vested	(547)	8.23
Forfeited	(285)	7.54
Outstanding as of March 31, 2013	4,297	$6.97